Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

20. Related parties

Key management compensation

Key management includes members of the Company’s executive committee and the board of directors. The compensation paid or payable to key management for the Board and employee services includes their participation in share-based compensation arrangements. The compensation paid to these individuals is presented below for the years ended December 31, 2022, 2021 and 2020. The disclosure amounts are based on the expense recognized in the consolidated statements of loss and other comprehensive loss.

	For the Year Ended
	December 31,
(in thousands)	2022	2021	2020
Key management compensation
Short term employee benefits	$2,673	$3,099	$1,518
Share-based payments	1,994	2,702	310
Post-employment benefits	108	92	74
	$4,775	$5,893	$1,902

Director and shareholder compensation

A member of the Company’s board of directors and existing shareholder received consultancy fees. The compensation paid to this individual is presented below for the years ended December 31, 2022, 2021, and 2020. As of December 31, 2022, 2021, and 2020, related party expenses of less than $0.1 million, respectively, were reported in the Company’s trade payables and other balances. The disclosure amounts are based on the expense recognized in the consolidated statements of loss and other comprehensive loss.

	For the Year Ended
	December 31,
(in thousands)	2022	2021	2020
Director and shareholder compensation
Board fees	$320	$227	$—
Consultancy fees	—	20	55
	$320	$247	$55